Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based incentive plan, shares	133,000	1,567,000	2,426,000
Preferred Stock
Accrued dividends		$ 801
Common Stock
Issuance of shares in common stock offering		15,000,000
Offering issuance costs		$ 2,279